Supplemental cash flow information - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Supplementary Cash Flow Information [Abstract]
Cash and demand deposits	¥ 1,535,476	¥ 1,227,541		¥ 1,824,912
Time deposits with original maturities of three months or less	63,169	76,452		72,270
Money market funds	219,559	116,607		71,554
Call loans	88,909	60,300		80,900
Total	¥ 1,907,113	¥ 1,480,900	¥ 2,049,636	¥ 2,049,636	¥ 1,786,982